SUPPLEMENT DATED JUNE 18, 2004
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2004

The section of the prospectus entitled "Fund Summaries - Dreyfus Founders International Equity Fund" is hereby amended on page 17 by revising the paragraph entitled "Portfolio Managers" to read as follows:

     PORTFOLIO MANAGERS

     International  Equity Fund is co-managed by three portfolio managers,  REMI
     J. BROWNE, DANIEL B. LEVAN and JEFFREY R. SULLIVAN. Each is a Chartered Financial Analyst and has been employed by Founders since 2003. Messrs. Browne and LeVan began co-managing the Fund in March 2003, and Mr. Sullivan became an additional co-manager in June 2004. Mr. Browne is also a senior vice president of The Boston Company Asset Management, LLC ("The Boston Company"), an affiliate of Founders, where he has been employed since 2003. Mr. Browne was formerly a senior vice president and chief investment officer of international equities at Standish Mellon Asset Management Company, LLC ("Standish Mellon"), also an affiliate of Founders, from 1996 to 2003. Mr. LeVan is a senior vice president of The Boston Company, where he has been employed since 2003. Mr. LeVan was formerly a vice president at Standish Mellon, where he was a lead portfolio manager for global, international and European small-cap portfolios, from 1994 to 2003. Mr. Sullivan is a vice president of The Boston Company, where he has been employed since 2003. Mr. Sullivan was formerly an assistant vice president and research analyst at Standish Mellon from 1998 to 2003.

The section of the prospectus entitled "Fund Summaries - Dreyfus Founders Mid-Cap Growth Fund" is hereby amended on page 19 by revising the paragraph entitled "Portfolio Manager" to read as follows:

     PORTFOLIO MANAGERS

     JOHN B. JARES, Vice President of Investments. Mr. Jares, a Chartered Financial Analyst, joined Founders in 2001 and has been the lead portfolio manager of Mid-Cap Growth Fund since March 2004. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

     DANIEL E. CROWE, Assistant Portfolio Manager. Mr. Crowe has been the assistant portfolio manager of Mid-Cap Growth Fund since June 2004. Mr. Crowe joined Founders as an equity analyst in 2002. Before joining Founders, Mr. Crowe was a research analyst with Marsico Capital Management from 1999 to 2002 and a senior consultant with Andersen Consulting from 1996 to 1998.

The section of the prospectus entitled "Fund Summaries - Dreyfus Founders Worldwide Growth Fund" is hereby amended on page 25 by revising the paragraph entitled "Portfolio Managers" to read as follows:

     PORTFOLIO MANAGERS

     Worldwide Growth Fund is managed by a team of portfolio managers. The portfolio management team is composed of REMI J. BROWNE, DANIEL B. LEVAN, and JEFFREY R. SULLIVAN, who co-manage the foreign portion of the Fund, and JOHN B. JARES, who manages the domestic portion of the Fund. Each is a Chartered Financial Analyst.

     Messrs. Browne, LeVan and Sullivan have been employed by Founders since 2003. Messrs. Browne and LeVan began co-managing the foreign portion of the Fund in March 2003, and Mr. Sullivan became an additional co-manager in June 2004. Mr. Browne is a senior vice president of The Boston Company Asset Management, LLC ("The Boston Company"), an affiliate of Founders, where he has been employed since 2003. Mr. Browne was formerly a senior vice president and chief investment officer of international equities at Standish Mellon Asset Management Company, LLC ("Standish Mellon"), also an affiliate of Founders, from 1996 to 2003. Mr. LeVan is a senior vice president of The Boston Company, where he has been employed since 2003. Mr. LeVan was formerly a vice president at Standish Mellon, where he was a lead portfolio manager for global, international and European small-cap portfolios, from 1994 to 2003. Mr. Sullivan is a vice president of The Boston Company, where he has been employed since 2003. Mr. Sullivan was formerly an assistant vice president and research analyst at Standish Mellon from 1998 to 2003.

     Mr. Jares has been a portfolio manager of Worldwide Growth Fund since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

                                                                   JUNE 18, 2004

                   DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2004

The section of the fund's prospectus entitled "Management" is hereby amended by revising the fifth paragraph on page 7 to read as follows:

The fund is co-managed by three portfolio managers, Remi J. Browne, Daniel B. LeVan and Jeffrey R. Sullivan. Each is a chartered financial analyst and has been employed by Founders since 2003. Messrs. Browne and LeVan began co-managing the fund in March 2003, and Mr. Sullivan became an additional co-manager in June 2004. Mr. Browne is also a senior vice president of The Boston Company Asset Management, LLC (The Boston Company), an affiliate of Founders, where he has been employed since 2003. Mr. Browne was formerly a senior vice president and chief investment officer of international equities at Standish Mellon Asset Management Company, LLC (Standish Mellon), also an affiliate of Founders, from 1996 to 2003. Mr. LeVan is a senior vice president of The Boston Company, where he has been employed since July 2003. Mr. LeVan was formerly a vice president at Standish Mellon, where he was a lead portfolio manager for global, international and European small-cap portfolios, from 1994 to July 2003. Mr. Sullivan is a vice president of The Boston Company, where he has been employed since 2003. Mr. Sullivan was formerly an assistant vice president and research analyst at Standish Mellon from 1998 to 2003.

                                                                   JUNE 18, 2004

                      DREYFUS FOUNDERS MID-CAP GROWTH FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2004

The section of the fund's prospectus entitled "Management" is hereby amended by revising the fifth paragraph on page 7 to read as follows:

John B. Jares, vice president of investments and chartered financial analyst, joined Founders in 2001 and has been the fund's lead portfolio manager since March 2004. Before joining Founders, Mr. Jares was a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997. Daniel E. Crowe has been the fund's assistant portfolio manager since June 2004. Mr. Crowe joined Founders as an equity analyst in 2002. Before joining Founders, Mr. Crowe was a research analyst with Marsico Capital Management from 1999 to 2002 and a senior consultant with Andersen Consulting from 1996 to 1998.

                                                                   JUNE 18, 2004

                     DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2004

The section of the fund's prospectus entitled "Management" is hereby amended by revising the fifth, sixth and seventh paragraphs on page 7 to read as follows:

The fund is managed by a team of portfolio managers. The portfolio management team is composed of Remi J. Browne, Daniel B. LeVan and Jeffrey R. Sullivan, who co-manage the foreign portion of the fund, and John B. Jares, who manages the domestic portion of the fund. Each is a chartered financial analyst.

Messrs. Browne, LeVan and Sullivan have been employed by Founders since 2003. Messrs. Browne and LeVan began co-managing the foreign portion of the fund in March 2003, and Mr. Sullivan became an additional co-manager in June 2004. Mr. Browne is a senior vice president of The Boston Company Asset Management, LLC ("The Boston Company"), an affiliate of Founders, where he has been employed since 2003. Mr. Browne was formerly a senior vice president and chief investment officer of international equities at Standish Mellon Asset Management Company, LLC ("Standish Mellon"), also an affiliate of Founders, from 1996 to 2003. Mr. LeVan is a senior vice president of The Boston Company, where he has been employed since 2003. Mr. LeVan was formerly a vice president at Standish Mellon, where he was a lead portfolio manager for global, international and European small-cap portfolios, from 1994 to 2003. Mr. Sullivan is a vice president of The Boston Company, where he has been employed since 2003. Mr. Sullivan was formerly an assistant vice president and research analyst at Standish Mellon from 1998 to 2003.

Mr. Jares has been a portfolio manager of the fund since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.